UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Limited-Term Diversified Income Fund	March 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.289% 9/26/33	209,065	$229,042
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31	2,593	2,679
Freddie Mac Structured Pass Through Securities
Series T-30 A5 6.758% 12/25/30 ⧫●	5,424	5,763
SLM Student Loan Trust
Series 2004-4 A4 0.386% 1/25/19 ●	3,395	3,392
Total Agency Asset-Backed Securities (cost $219,081)		240,876

Agency Collateralized Mortgage Obligations – 2.00%
E.F. Hutton Trust III
Series 1 A 1.017% 10/25/17 ●	84	84
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.99% 6/19/41 ●	35,964	40,905
Series 2002-T1 A2 7.00% 11/25/31	84,069	100,199
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	1,088	1,247
Series 2002-W1 2A 6.491% 2/25/42 ●	104,271	122,759
Series 2003-52 NA 4.00% 6/25/23	156,469	165,333
Series 2003-120 BL 3.50% 12/25/18	460,801	477,253
Series 2004-36 FA 0.574% 5/25/34 ●	417,892	420,203
Series 2004-49 EB 5.00% 7/25/24	47,594	51,925
Series 2005-66 FD 0.474% 7/25/35 ●	1,824,053	1,826,550
Series 2005-110 MB 5.50% 9/25/35	17,895	19,307
Series 2006-105 FB 0.594% 11/25/36 ●	113,821	114,600
Series 2010-29 PA 4.50% 10/25/38	128,266	132,926
Series 2010-75 NA 4.00% 9/25/28	428,933	441,376
Series 2011-88 AB 2.50% 9/25/26	234,466	239,699
Series 2011-105 FP 0.574% 6/25/41 ●	3,384,874	3,393,262
Series 2011-113 MC 4.00% 12/25/40	379,225	398,591
Freddie Mac REMICs
Series 2901 CA 4.50% 11/15/19	167,392	173,363
Series 2931 GC 5.00% 1/15/34	73,520	74,810
Series 3016 FL 0.565% 8/15/35 ●	94,933	95,121
Series 3027 DE 5.00% 9/15/25	49,105	54,615
Series 3067 FA 0.525% 11/15/35 ●	3,967,456	3,980,037
Series 3232 KF 0.625% 10/15/36 ●	119,929	121,145
Series 3241 FM 0.555% 11/15/36 ●	45,674	45,910
Series 3297 BF 0.415% 4/15/37 ●	1,242,344	1,248,542
Series 3316 FB 0.475% 8/15/35 ●	207,777	208,205
Series 3416 GK 4.00% 7/15/22	447	450
Series 3737 NA 3.50% 6/15/25	210,015	218,454

NQ-022 [3/15] 5/15 (14505)     1

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 3780 LF 0.575% 3/15/29 ●	608,229	$608,910
Series 3800 AF 0.675% 2/15/41 ●	2,629,691	2,651,612
Series 3803 TF 0.575% 11/15/28 ●	581,200	583,960
Series 4163 CW 3.50% 4/15/40	4,075,472	4,288,537
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ⧫	44,246	51,923
Series T-54 2A 6.50% 2/25/43 ⧫	998	1,192
Series T-58 2A 6.50% 9/25/43 ⧫	705,212	817,137
Series T-60 1A4C 4.673% 3/25/44 ⧫●	166,745	166,846
Total Agency Collateralized Mortgage Obligations (cost $23,114,549)		23,336,988

Agency Mortgage-Backed Securities – 4.84%
Fannie Mae
6.50% 8/1/17	21,015	21,713
9.00% 11/1/15	2,411	2,423
10.00% 10/1/30	97,103	108,167
10.50% 6/1/30	25,920	26,465
Fannie Mae ARM
2.057% 8/1/34 ●	159,632	169,570
2.08% 3/1/38 ●	7,745	8,215
2.088% 9/1/38 ●	2,263,517	2,440,647
2.193% 8/1/36 ●	52,424	55,925
2.227% 11/1/39 ●	346,547	369,332
2.238% 4/1/36 ●	42,373	45,124
2.26% 6/1/36 ●	213,930	227,871
2.269% 11/1/35 ●	509,196	542,251
2.269% 7/1/36 ●	114,003	121,511
2.276% 12/1/33 ●	145,601	154,562
2.277% 6/1/34 ●	89,697	95,544
2.277% 7/1/36 ●	136,748	145,724
2.311% 4/1/36 ●	5,809	6,197
2.315% 11/1/35 ●	42,412	45,409
2.339% 4/1/36 ●	634,121	679,547
3.474% 1/1/41 ●	271,700	285,824
4.527% 11/1/39 ●	2,483,669	2,649,816
5.141% 8/1/35 ●	36,252	38,658
Fannie Mae FHAVA
7.50% 3/1/25	1,095	1,110
10.00% 1/1/19	29,136	29,756
Fannie Mae S.F. 15 yr
4.00% 5/1/27	1,359,844	1,449,438
4.50% 9/1/20	1,177,684	1,237,605

2     NQ-022 [3/15] 5/15 (14505)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
5.00% 9/1/18	109,741	$115,430
5.00% 10/1/18	1,435	1,521
5.00% 2/1/19	2,878	3,051
5.00% 5/1/21	15,569	16,557
5.00% 9/1/25	8,861,354	9,681,382
5.50% 1/1/23	10,054	11,149
5.50% 4/1/23	34,514	38,089
6.00% 3/1/18	488,663	506,165
6.00% 8/1/22	26,780	29,097
8.00% 10/1/16	9,804	10,034
Fannie Mae S.F. 20 yr
5.50% 12/1/29	115,417	129,876
6.00% 9/1/29	465,303	529,927
6.50% 2/1/22	69,115	79,351
Fannie Mae S.F. 30 yr
4.50% 11/1/40	941,017	1,030,571
4.50% 2/1/41	452,951	496,278
4.50% 4/1/41	1,164,253	1,275,624
5.00% 4/1/33	312,490	348,844
5.00% 3/1/34	4,416	4,932
5.00% 8/1/37	394,147	438,941
5.50% 12/1/32	34,982	39,635
5.50% 6/1/33	109,599	124,197
5.50% 3/1/35	157,389	177,979
5.50% 9/1/35	501,723	566,380
5.50% 12/1/35	166,503	187,942
5.50% 4/1/36	1,328,255	1,498,366
5.50% 5/1/36	430,597	486,401
5.50% 7/1/36	52,379	59,234
5.50% 9/1/36	54,831	61,841
5.50% 2/1/37	433,329	487,988
5.50% 4/1/37	437,348	492,168
5.50% 6/1/37	579,419	652,333
5.50% 8/1/37	415,123	470,246
5.50% 1/1/38	3,144,724	3,538,908
5.50% 2/1/38	59,917	67,813
5.50% 6/1/38	1,199,310	1,349,549
5.50% 8/1/38	123,968	141,208
5.50% 11/1/39	748,203	841,931
5.50% 3/1/40	31,053	35,172
6.00% 9/1/34	333	383
6.00% 11/1/34	1,268	1,445

NQ-022 [3/15] 5/15 (14505)     3

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 4/1/36	9,841	$11,212
6.00% 12/1/36	696,864	804,876
6.00% 2/1/37	142,893	163,172
6.00% 5/1/38	48,838	55,725
6.00% 1/1/39	342,565	391,650
6.50% 6/1/29	1,500	1,722
6.50% 1/1/34	1,814	2,108
6.50% 4/1/36	3,011	3,457
6.50% 6/1/36	8,772	10,577
6.50% 10/1/36	7,298	8,886
6.50% 8/1/37	1,047	1,202
7.00% 12/1/34	1,774	2,058
7.00% 12/1/35	1,521	1,711
7.00% 12/1/37	4,669	5,078
7.50% 6/1/31	906	1,143
7.50% 11/1/31	9,832	11,483
7.50% 4/1/32	493	585
7.50% 5/1/33	1,280	1,298
7.50% 6/1/34	604	708
8.00% 11/1/21	213	234
8.00% 7/1/23	1,385	1,431
8.00% 5/1/24	38,422	39,660
9.00% 8/1/22	17,255	17,834
9.25% 6/1/16	1,510	1,516
9.25% 8/1/16	6,697	6,723
10.00% 2/1/25	81,413	89,423
11.00% 8/1/20	2,351	2,350
Freddie Mac
6.50% 3/1/16	59,272	60,780
Freddie Mac ARM
2.249% 7/1/36 ●	51,615	55,037
2.25% 2/1/37 ●	6,672	7,120
2.265% 10/1/36 ●	8,185	8,755
2.275% 10/1/37 ●	195,132	205,788
2.307% 4/1/34 ●	19,344	20,556
2.384% 4/1/33 ●	77,479	80,213
2.385% 7/1/38 ●	1,411,846	1,515,846
2.49% 2/1/35 ●	109,311	117,083
2.495% 6/1/37 ●	366,682	386,738
2.532% 1/1/44 ●	825,756	851,802
3.469% 5/1/42 ●	4,892,314	5,133,488
4.884% 8/1/38 ●	34,940	37,079

4     NQ-022 [3/15] 5/15 (14505)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 15 yr
4.00% 5/1/25	100,013	$106,508
4.50% 6/1/26	281,970	304,141
5.00% 6/1/18	725	762
5.00% 4/1/20	117,401	124,556
5.00% 12/1/22	21,624	23,291
8.00% 7/1/16	2,476	2,502
Freddie Mac S.F. 20 yr
5.50% 7/1/28	235,118	263,971
Freddie Mac S.F. 30 yr
4.50% 10/1/39	510,588	557,092
4.50% 10/1/43	349,351	381,218
5.50% 6/1/36	48,193	54,223
5.50% 11/1/36	104,779	117,300
5.50% 3/1/40	270,529	303,674
6.00% 3/1/36	413,371	475,024
6.00% 1/1/38	98,267	111,534
6.00% 6/1/38	277,433	315,585
6.00% 8/1/38	3,549,482	4,051,995
7.00% 11/1/33	573	704
8.00% 5/1/31	73,500	84,552
9.00% 9/1/30	70,333	76,117
11.00% 5/1/20	1,698	1,909
11.50% 6/1/15	146	146
11.50% 8/1/15	195	195
11.50% 3/1/16	373	373
GNMA I S.F. 15 yr
6.00% 1/15/22	1,651,886	1,834,478
GNMA I S.F. 30 yr
7.50% 12/15/23	40,730	47,115
7.50% 12/15/31	68,270	85,806
7.50% 1/15/32	1,496	1,886
8.00% 6/15/30	7,354	7,640
9.00% 8/15/16	249	252
9.00% 9/15/16	847	858
9.00% 2/15/17	816	819
9.50% 12/15/16	681	705
11.00% 10/15/15	1	1
11.00% 11/15/15	475	477
11.00% 1/15/16	497	503
11.00% 2/15/16	3,370	3,386
11.00% 9/15/16	206	207
11.00% 12/15/17	3,927	3,950

NQ-022 [3/15] 5/15 (14505)     5

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr
11.00% 4/15/19	3,358	$3,378
11.00% 5/15/19	1,754	1,765
11.00% 6/15/19	8,593	8,681
11.00% 8/15/19	4,123	4,218
GNMA II GPM 30 yr
9.75% 12/20/16	2,634	2,647
9.75% 9/20/17	2,340	2,352
GNMA II S.F. 30 yr
9.50% 11/20/20	867	882
9.50% 9/20/21	6,428	7,246
9.50% 10/20/21	23,814	26,960
9.50% 11/20/21	18,273	20,682
10.50% 6/20/20	1,352	1,359
11.00% 9/20/15	1,077	1,076
11.00% 10/20/15	206	207
11.50% 1/20/18	5,124	5,223
11.50% 8/20/18	7,953	8,003
12.00% 5/20/15	33	33
12.00% 9/20/15	550	554
12.00% 10/20/15	366	367
Total Agency Mortgage-Backed Securities (cost $55,451,805)		56,545,537

Collateralized Debt Obligations – 0.76%
Acis CLO
Series 2014-3A AX 144A 1.605% 2/1/26 #●	875,000	874,387
CIFC Funding
Series 2011-1AR A1R 144A 1.553% 1/19/23 #●	3,000,000	2,992,200
Harbourview CLO VII
Series 7A AX 144A 1.574% 11/18/26 #●	5,000,000	4,975,500
Total Collateralized Debt Obligations (cost $8,862,500)		8,842,087

Commercial Mortgage-Backed Securities – 0.84%
Banc of America Commercial Mortgage Trust
Series 2006-1 AM 5.421% 9/10/45 ●	255,000	261,991
CD Commercial Mortgage Trust
Series 2005-CD1 AM 5.225% 7/15/44 ●	1,395,000	1,416,503
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	1,285,000	1,467,163
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.932% 8/25/44 #●	95,000	105,647
Series 2011-K703 B 144A 4.884% 7/25/44 #●	230,000	248,395
Series 2012-K708 B 144A 3.761% 2/25/45 #●	1,080,000	1,127,370

6    NQ-022 [3/15] 5/15 (14505)

(Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K711 B 144A 3.562% 8/25/45 #●	100,000	$104,338
Series 2013-K712 B 144A 3.369% 5/25/45 #●	980,000	1,008,344
GS Mortgage Securities Trust
Series 2006-GG6 A4 5.553% 4/10/38 ●	1,160,000	1,178,800
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	1,250,588	1,249,913
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8 AM 5.44% 5/15/45	1,065,000	1,118,575
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.204% 11/14/42 ●	500,000	506,356
Total Commercial Mortgage-Backed Securities (cost $9,669,679)		9,793,395

Convertible Bond – 0.12%
Jefferies Group 3.875% exercise price $44.94, expiration
date 10/31/29	1,355,000	1,374,478
Total Convertible Bond (cost $1,443,922)		1,374,478

Corporate Bonds – 54.61%
Automotive – 0.18%
International Automotive Components Group 144A
9.125% 6/1/18 #	1,000,000	1,021,250
Schaeffler Holding Finance 144A PIK 6.25% 11/15/19 #❆	1,000,000	1,062,500
		2,083,750
Banking – 9.22%
Abbey National Treasury Services 2.375% 3/16/20	2,940,000	2,964,408
Akbank 144A 4.00% 1/24/20 #	500,000	489,000
ANZ New Zealand International 144A 2.60% 9/23/19 #	3,900,000	3,986,732
Banco Daycoval 144A 5.75% 3/19/19 #	500,000	504,500
Bank Nederlandse Gemeenten 144A 1.75% 10/6/15 #	2,000	2,015
Bank of America 4.25% 10/22/26	2,610,000	2,698,098
Bank of Georgia 144A 7.75% 7/5/17 #	300,000	310,627
Bank of Montreal 2.375% 1/25/19	4,580,000	4,691,486
Barclays 2.75% 11/8/19	5,000,000	5,053,885
BBVA Bancomer 144A 7.25% 4/22/20 #	500,000	555,000
BBVA International Preferred SAU 5.919% 4/29/49 ●	500,000	518,750
Branch Banking & Trust 3.80% 10/30/26	1,610,000	1,697,573
Citizens Bank 2.45% 12/4/19	4,385,000	4,443,794
Compass Bank 2.75% 9/29/19	7,305,000	7,418,257
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.25% 1/14/19	5,690,000	5,792,983
Credit Suisse
2.30% 5/28/19	4,890,000	4,942,802

NQ-022 [3/15] 5/15 (14505)    7

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Credit Suisse
3.00% 10/29/21	475,000	$484,575
Goldman Sachs Group 2.60% 4/23/20	3,575,000	3,617,224
HBOS 144A 6.75% 5/21/18 #	2,555,000	2,865,008
HSBC Holdings 5.625% 12/29/49 ●	1,015,000	1,025,784
JPMorgan Chase
4.125% 12/15/26	285,000	296,145
6.75% 1/29/49 ●	745,000	812,050
7.90% 4/29/49 ●	1,000,000	1,081,250
JPMorgan Chase Bank 0.60% 6/13/16 ●	1,750,000	1,745,788
Manufacturers & Traders Trust 2.25% 7/25/19	5,255,000	5,332,254
Morgan Stanley 4.35% 9/8/26	1,735,000	1,821,198
MUFG Americas Holdings
2.25% 2/10/20	800,000	802,452
3.00% 2/10/25	1,795,000	1,778,439
Northern Trust 3.95% 10/30/25	1,135,000	1,220,897
Oversea-Chinese Banking 144A 4.00% 10/15/24 #●	545,000	568,713
PNC Preferred Funding Trust II 144A 1.493% 3/29/49 #●	1,200,000	1,104,000
Popular 7.00% 7/1/19	1,000,000	1,008,750
Santander Holdings USA 4.625% 4/19/16	2,090,000	2,165,133
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,657,860
SunTrust Banks
2.35% 11/1/18	3,850,000	3,913,167
2.50% 5/1/19	3,705,000	3,768,404
SVB Financial Group 3.50% 1/29/25	1,235,000	1,229,449
Swedbank 144A 2.375% 2/27/19 #	2,000,000	2,037,966
Toronto-Dominion Bank 2.25% 11/5/19	3,580,000	3,641,522
Turkiye Is Bankasi 144A 3.75% 10/10/18 #	500,000	491,430
U.S. Bancorp 4.125% 5/24/21	200,000	221,891
USB Capital IX 3.50% 10/29/49 ●	6,960,000	5,794,200
USB Realty 144A 1.40% 12/29/49 #●	400,000	366,000
Wells Fargo
2.15% 1/15/19	3,580,000	3,639,052
3.00% 1/22/21	3,000,000	3,107,055
5.875% 12/29/49 ●	495,000	524,799
Yapi ve Kredi Bankasi 144A 5.25% 12/3/18 #	500,000	511,625
		107,703,990
Basic Industry – 3.68%
CF Industries 6.875% 5/1/18	7,410,000	8,453,498
Consolidated Energy Finance 144A 6.75% 10/15/19 #	1,250,000	1,265,625
Ecolab 2.25% 1/12/20	4,310,000	4,341,829
FMG Resources August 2006 144A 8.25% 11/1/19 #	575,000	496,656

8     NQ-022 [3/15] 5/15 (14505)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Freeport-McMoRan Oil & Gas 6.50% 11/15/20	459,000	$488,261
Georgia-Pacific
144A 2.539% 11/15/19 #	1,000,000	1,014,918
144A 5.40% 11/1/20 #	5,750,000	6,567,886
Gerdau Holdings 144A 7.00% 1/20/20 #	500,000	536,250
HD Supply 11.50% 7/15/20	2,000,000	2,322,500
Headwaters 7.25% 1/15/19	750,000	789,375
International Paper
5.25% 4/1/16	550,000	572,009
7.50% 8/15/21	3,000,000	3,774,168
Inversiones 144A 6.125% 11/5/19 #	500,000	556,500
INVISTA Finance 144A 4.25% 10/15/19 #	1,330,000	1,328,337
Kissner Milling 144A 7.25% 6/1/19 #	500,000	517,500
LSB Industries 7.75% 8/1/19	500,000	523,750
LyondellBasell Industries 5.75% 4/15/24	610,000	720,318
Methanex 4.25% 12/1/24	1,475,000	1,497,365
MMC Finance 4.375% 4/30/18	500,000	486,415
Polymer Group 144A 6.875% 6/1/19 #	1,000,000	958,750
PPG Industries 2.30% 11/15/19	940,000	951,663
Rock-Tenn
3.50% 3/1/20	1,010,000	1,049,656
4.45% 3/1/19	945,000	1,015,295
Rockwood Specialties Group 4.625% 10/15/20	835,000	871,531
Ryerson 9.00% 10/15/17	500,000	506,250
TPC Group 144A 8.75% 12/15/20 #	1,000,000	920,000
Wise Metals Group 144A 8.75% 12/15/18 #	500,000	536,250
		43,062,555
Brokerage – 0.25%
Jefferies Group 5.125% 1/20/23	2,415,000	2,510,796
Lazard Group 6.85% 6/15/17	316,000	351,245
		2,862,041
Capital Goods – 0.92%
Accudyne Industries 144A 7.75% 12/15/20 #	750,000	673,125
Beverage Packaging Holdings Luxembourg II 144A
6.00% 6/15/17 #	2,000,000	2,010,000
Cemex 144A 5.003% 10/15/18 #●	500,000	523,500
Crane 2.75% 12/15/18	1,805,000	1,852,062
Ingersoll-Rand Global Holding 2.875% 1/15/19	4,630,000	4,753,366
Ingersoll-Rand Luxembourg Finance 2.625% 5/1/20	145,000	146,621
TransDigm 7.50% 7/15/21	750,000	810,000
		10,768,674

NQ-022 [3/15] 5/15 (14505)     9

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications – 4.01%
American Tower Trust I 144A 1.551% 3/15/43 #	3,775,000	$3,770,357
CC Holdings GS V 3.849% 4/15/23	1,165,000	1,181,461
Columbus International 144A 7.375% 3/30/21 #	500,000	527,500
Cox Communications 144A 3.85% 2/1/25 #	1,670,000	1,723,353
Digicel Group 144A 8.25% 9/30/20 #	2,000,000	2,013,000
Interpublic Group 2.25% 11/15/17	1,600,000	1,613,875
MTS International Funding 144A 8.625% 6/22/20 #	300,000	315,774
Myriad International Holdings 144A 6.375% 7/28/17 #	500,000	541,250
Pacnet 144A 9.00% 12/12/18 #	235,000	264,375
SBA Tower Trust 144A 2.24% 4/16/18 #	1,995,000	1,996,519
SES 144A 3.60% 4/4/23 #	1,986,000	2,084,017
SES GLOBAL Americas Holdings 144A 2.50% 3/25/19 #	1,695,000	1,701,955
SK Telecom 144A 2.125% 5/1/18 #	500,000	504,916
Sky 144A 3.75% 9/16/24 #	2,060,000	2,133,950
TBG Global PTE 144A 4.625% 4/3/18 #	500,000	516,250
Telefonica Emisiones 4.57% 4/27/23	1,295,000	1,427,450
Telemar Norte Leste 144A 5.50% 10/23/20 #	500,000	441,750
Time Warner Cable 8.25% 4/1/19	6,300,000	7,712,510
Verizon Communications
3.00% 11/1/21	1,470,000	1,501,552
4.50% 9/15/20	3,165,000	3,497,572
5.15% 9/15/23	4,530,000	5,197,187
Viacom 2.50% 9/1/18	5,560,000	5,660,380
VimpelCom Holdings 144A 6.255% 3/1/17 #	500,000	493,125
		46,820,078
Consumer Cyclical – 6.46%
Alibaba Group Holding 144A 3.125% 11/28/21 #	2,225,000	2,244,030
CVS Health 2.25% 12/5/18	8,960,000	9,168,813
Daimler Finance North America 144A 2.25% 9/3/19 #	9,000,000	9,097,902
Delphi 4.15% 3/15/24	1,090,000	1,160,870
Ford Motor Credit
3.00% 6/12/17	1,000,000	1,031,126
4.25% 2/3/17	1,800,000	1,890,950
5.00% 5/15/18	5,055,000	5,516,309
Gajah Tunggal 144A 7.75% 2/6/18 #	500,000	482,450
General Motors 3.50% 10/2/18	1,665,000	1,714,217
General Motors Financial
3.15% 1/15/20	1,135,000	1,149,749
4.375% 9/25/21	990,000	1,052,707
Home Depot 2.25% 9/10/18	6,675,000	6,898,806
Host Hotels & Resorts 3.75% 10/15/23	1,365,000	1,386,005

10     NQ-022 [3/15] 5/15 (14505)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Hyundai Capital America
144A 2.125% 10/2/17 #	255,000	$257,673
144A 2.55% 2/6/19 #	1,000,000	1,017,933
144A 2.875% 8/9/18 #	500,000	515,397
International Game Technology 5.35% 10/15/23	1,975,000	2,006,845
Landry’s 144A 9.375% 5/1/20 #	1,000,000	1,077,500
Magna International 3.625% 6/15/24	1,910,000	1,949,655
Marriott International 3.375% 10/15/20	1,200,000	1,258,243
Michaels Stores 144A 5.875% 12/15/20 #	500,000	516,250
NPC International 10.50% 1/15/20	1,000,000	1,055,000
PC Nextco Holdings 8.75% 8/15/19	1,000,000	1,022,500
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	500,000	520,000
Target 2.30% 6/26/19	3,500,000	3,588,519
Toyota Motor Credit
2.00% 10/24/18	5,055,000	5,162,363
2.125% 7/18/19	7,375,000	7,497,211
Volkswagen Group of America Finance 144A
2.125% 5/23/19 #	5,180,000	5,217,628
		75,456,651
Consumer Non-Cyclical – 9.75%
Actavis Funding 3.00% 3/12/20	4,425,000	4,532,244
Amgen 2.20% 5/22/19	5,635,000	5,711,112
Anheuser-Busch Inbev Finance 2.15% 2/1/19	8,000,000	8,142,400
Bayer U.S. Finance 144A 2.375% 10/8/19 #	6,000,000	6,106,416
Becton Dickinson 2.675% 12/15/19	4,270,000	4,366,246
Boston Scientific 2.65% 10/1/18	2,390,000	2,418,312
CareFusion 6.375% 8/1/19	2,160,000	2,527,755
Celgene 2.30% 8/15/18	5,810,000	5,898,724
Dr. Pepper Snapple Group 2.00% 1/15/20	6,060,000	6,024,040
EMD Finance 144A 2.40% 3/19/20 #	4,120,000	4,171,043
Express Scripts Holding 2.25% 6/15/19	5,500,000	5,530,272
Gilead Sciences 2.35% 2/1/20	7,000,000	7,197,372
Ingredion 1.80% 9/25/17	3,545,000	3,546,829
JBS Finance II 144A 8.25% 1/29/18 #	1,500,000	1,564,950
Kroger
3.30% 1/15/21	2,490,000	2,589,578
3.85% 8/1/23	250,000	266,899
Mattel 1.70% 3/15/18	5,010,000	4,990,160
McKesson 2.284% 3/15/19	6,685,000	6,766,290
Medtronic 144A 2.50% 3/15/20 #	5,525,000	5,651,252
Merck 1.85% 2/10/20	5,920,000	5,961,973
Pernod-Ricard 144A 5.75% 4/7/21 #	1,060,000	1,231,687

NQ-022 [3/15] 5/15 (14505)     11

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Perrigo 2.30% 11/8/18	1,425,000	$1,439,412
Perrigo Finance 3.50% 12/15/21	885,000	916,595
Smucker (J.M.)
144A 2.50% 3/15/20 #	2,515,000	2,551,704
144A 3.00% 3/15/22 #	370,000	376,142
144A 3.50% 3/15/25 #	1,385,000	1,426,781
Thermo Fisher Scientific 2.40% 2/1/19	6,305,000	6,399,367
VRX Escrow 144A 5.375% 3/15/20 #	1,000,000	1,011,250
Zimmer Holdings 2.70% 4/1/20	4,585,000	4,652,134
		113,968,939
Electric – 5.55%
Abengoa Yield 144A 7.00% 11/15/19 #	750,000	776,250
Arizona Public Service 2.20% 1/15/20	4,195,000	4,226,106
Berkshire Hathaway Energy 2.00% 11/15/18	5,510,000	5,558,273
CenterPoint Energy 5.95% 2/1/17	2,365,000	2,566,316
Commonwealth Edison 2.15% 1/15/19	1,550,000	1,584,497
DPL 7.25% 10/15/21	1,500,000	1,601,250
DTE Energy 2.40% 12/1/19	1,725,000	1,754,967
Dynegy Finance I/II 144A 6.75% 11/1/19 #	1,500,000	1,554,375
Electricite de France
144A 2.15% 1/22/19 #	5,410,000	5,485,708
144A 5.25% 1/29/49 #●	280,000	292,880
Israel Electric 144A 5.625% 6/21/18 #	500,000	534,218
Jersey Central Power & Light 5.625% 5/1/16	4,560,000	4,762,583
Korea East-West Power 144A 2.625% 11/27/18 #	500,000	508,219
Majapahit Holding 144A 8.00% 8/7/19 #	500,000	591,250
National Rural Utilities Cooperative Finance 2.15% 2/1/19	6,030,000	6,130,605
NextEra Energy Capital Holdings 2.70% 9/15/19	6,980,000	7,159,470
NV Energy 6.25% 11/15/20	2,960,000	3,517,264
PPL Capital Funding 1.90% 6/1/18	3,810,000	3,824,067
Southern 2.45% 9/1/18	9,405,000	9,702,226
State Grid Overseas Investment 2014 144A
2.75% 5/7/19 #	2,720,000	2,774,155
		64,904,679
Energy – 5.31%
CHC Helicopter 9.25% 10/15/20	900,000	769,500
Chesapeake Energy 3.503% 4/15/19 ●	1,000,000	965,000
Chevron
1.961% 3/3/20	1,155,000	1,163,196
2.411% 3/3/22	660,000	661,853
CNOOC Nexen Finance 2014 1.625% 4/30/17	500,000	499,097
Continental Resources 4.50% 4/15/23	2,735,000	2,658,811

12     NQ-022 [3/15] 5/15 (14505)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Dominion Gas Holdings 2.50% 12/15/19	6,020,000	$6,140,286
Energy Transfer Partners
4.05% 3/15/25	1,520,000	1,535,914
4.90% 3/15/35	520,000	518,122
5.15% 3/15/45	730,000	737,358
EOG Resources 2.45% 4/1/20	2,580,000	2,623,661
Exxon Mobil
2.397% 3/6/22	690,000	696,073
2.709% 3/6/25	2,350,000	2,376,966
KazMunayGas National 144A 6.375% 4/9/21 #	500,000	501,000
Kinder Morgan 144A 5.00% 2/15/21 #	665,000	711,648
Kinder Morgan Energy Partners 6.50% 4/1/20	2,975,000	3,405,039
Laredo Petroleum 7.375% 5/1/22	1,000,000	1,036,250
Noble Holding International 4.00% 3/16/18	1,880,000	1,891,712
ONEOK Partners 3.80% 3/15/20	590,000	602,244
ONGC Videsh 2.50% 5/7/18	500,000	500,401
Petrobras Global Finance 3.151% 3/17/20 ●	500,000	432,500
Petroleos Mexicanos 3.50% 7/18/18	500,000	521,250
Petronas Global Sukuk 144A 2.707% 3/18/20 #	1,330,000	1,338,153
Regency Energy Partners 5.875% 3/1/22	395,000	430,550
Shell International Finance 2.00% 11/15/18	9,800,000	9,989,189
Sunoco Logistics Partners Operations 3.45% 1/15/23	1,870,000	1,843,038
TransCanada PipeLines 1.875% 1/12/18	4,985,000	5,035,598
Whiting Petroleum 5.00% 3/15/19	500,000	493,750
Williams Partners 7.25% 2/1/17	7,945,000	8,732,079
Woodside Finance 144A 8.75% 3/1/19 #	2,235,000	2,747,765
YPF 144A 8.875% 12/19/18 #	500,000	515,475
		62,073,478
Finance Companies – 1.13%
Ally Financial 4.125% 3/30/20	500,000	498,125
CME Group 3.00% 3/15/25	990,000	1,001,309
Corporacion Financiera de Desarrollo 144A
3.25% 7/15/19 #	500,000	508,750
General Electric Capital
144A 3.80% 6/18/19 #	2,235,000	2,394,382
5.55% 5/4/20	2,175,000	2,535,226
6.00% 8/7/19	1,445,000	1,689,662
7.125% 12/29/49 ●	2,000,000	2,355,000
Legg Mason 2.70% 7/15/19	2,220,000	2,263,514
		13,245,968
Healthcare – 0.28%
IASIS Healthcare 8.375% 5/15/19	1,000,000	1,042,500

NQ-022 [3/15] 5/15 (14505)     13

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Immucor 11.125% 8/15/19	1,070,000	$1,154,263
Kinetic Concepts 10.50% 11/1/18	1,000,000	1,085,000
		3,281,763
Industrial – 0.04%
Hutchison Whampoa International 14 144A
1.625% 10/31/17 #	500,000	498,261
		498,261
Insurance – 2.08%
American International Group
6.40% 12/15/20	2,585,000	3,135,083
8.175% 5/15/58 ●	500,000	711,525
Chubb 6.375% 3/29/67 ●	1,370,000	1,459,050
MetLife 1.756% 12/15/17	5,105,000	5,176,261
MetLife Capital Trust X 144A 9.25% 4/8/38 #	500,000	746,875
Metropolitan Life Global Funding I 144A 1.875% 6/22/18 #	5,265,000	5,331,802
Pricoa Global Funding I
144A 1.60% 5/29/18 #	1,050,000	1,051,639
144A 2.20% 5/16/19 #	3,855,000	3,903,427
Prudential Financial 5.625% 6/15/43 ●	1,200,000	1,278,000
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	975,000	1,000,334
144A 4.125% 11/1/24 #	460,000	486,490
		24,280,486
Media – 0.09%
WideOpenWest Finance 10.25% 7/15/19	1,000,000	1,078,750
		1,078,750
Natural Gas – 0.48%
Sempra Energy 2.30% 4/1/17	5,490,000	5,602,501
		5,602,501
Real Estate – 0.25%
WEA Finance
144A 2.70% 9/17/19 #	2,625,000	2,659,983
144A 3.75% 9/17/24 #	200,000	207,266
		2,867,249
Services – 0.13%
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	500,000	498,125
Pinnacle Entertainment 6.375% 8/1/21	1,000,000	1,065,000
		1,563,125
Technology – 3.19%
Amphenol 3.125% 9/15/21	5,975,000	6,132,746
Baidu
2.75% 6/9/19	2,000,000	2,024,674

14     NQ-022 [3/15] 5/15 (14505)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Baidu
3.25% 8/6/18	500,000	$518,763
Juniper Networks 3.30% 6/15/20	1,380,000	1,398,147
Microsoft 2.70% 2/12/25	630,000	633,228
Motorola Solutions 4.00% 9/1/24	1,705,000	1,765,255
National Semiconductor 6.60% 6/15/17	3,325,000	3,722,018
NetApp
3.25% 12/15/22	400,000	396,253
3.375% 6/15/21	2,415,000	2,467,130
Oracle 2.25% 10/8/19	5,480,000	5,591,814
Seagate HDD Cayman 144A 4.75% 1/1/25 #	2,305,000	2,391,456
Tencent Holdings
144A 2.875% 2/11/20 #	510,000	514,288
144A 3.375% 5/2/19 #	1,250,000	1,296,393
144A 3.80% 2/11/25 #	300,000	307,200
Xerox
5.625% 12/15/19	3,300,000	3,739,742
6.35% 5/15/18	3,890,000	4,396,299
		37,295,406
Technology & Electronics – 0.05%
First Data 11.75% 8/15/21	500,000	580,625
		580,625
Telecommunications – 0.04%
Sprint Capital 6.90% 5/1/19	500,000	519,375
		519,375
Transportation – 1.52%
AP Moeller - Maersk 144A 2.55% 9/22/19 #	1,755,000	1,785,695
DP World Sukuk 144A 6.25% 7/2/17 #	500,000	540,670
ERAC USA Finance 144A 2.80% 11/1/18 #	3,355,000	3,455,046
HPHT Finance 15 144A 2.875% 3/17/20 #	810,000	819,207
Penske Truck Leasing 144A 2.50% 6/15/19 #	5,200,000	5,211,887
Union Pacific 2.25% 2/15/19	3,260,000	3,343,818
United Parcel Service 5.125% 4/1/19	2,340,000	2,663,245
		17,819,568
Total Corporate Bonds (cost $631,705,608)		638,337,912

Municipal Bonds – 0.89%
Railsplitter Tobacco Settlement Authority, Illinois Revenue
5.00% 6/1/15	3,995,000	4,025,602

NQ-022 [3/15] 5/15 (14505)     15

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
University of California
0.679% 7/1/41 ●	6,385,000	$6,387,682
Total Municipal Bonds (cost $10,389,039)		10,413,284

Non-Agency Asset-Backed Securities – 33.09%
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	2,500,000	2,509,260
Series 2013-2 A 0.625% 4/15/18 ●	5,050,000	5,053,727
Series 2014-2 A 0.545% 1/16/18 ●	4,000,000	3,999,680
American Express Credit Account Master Trust
Series 2012-1 A 0.445% 1/15/20 ●	3,500,000	3,501,873
Series 2012-3 B 0.675% 3/15/18 ●	8,455,000	8,454,450
Series 2013-1 A 0.595% 2/16/21 ●	5,185,000	5,197,019
Series 2013-2 A 0.595% 5/17/21 ●	8,070,000	8,096,841
Series 2014-1 A 0.545% 12/15/21 ●	2,100,000	2,095,099
ARI Fleet Lease Trust
Series 2012-B A 144A 0.475% 1/15/21 #●	4,547,332	4,539,124
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	820,000	846,357
Series 2013-2A A 144A 2.97% 2/20/20 #	6,500,000	6,713,564
Bank of America Credit Card Trust
Series 2007-A4 A4 0.215% 11/15/19 ●	6,495,000	6,452,419
Series 2014-A2 A 0.445% 9/16/19 ●	13,500,000	13,502,795
Series 2014-A3 A 0.462% 1/15/20 ●	5,615,000	5,612,630
Barclays Dryrock Issuance Trust
Series 2014-2 A 0.515% 3/16/20 ●	2,500,000	2,497,183
BMW Floorplan Master Owner Trust
Series 2012-1A A 144A 0.575% 9/15/17 #●	10,300,000	10,321,815
Cabela’s Credit Card Master Note Trust
Series 2012-2A A1 144A 1.45% 6/15/20 #	1,065,000	1,070,097
Series 2012-2A A2 144A 0.655% 6/15/20 #●	6,000,000	6,015,972
Series 2014-1 A 0.525% 3/16/20 ●	6,700,000	6,700,369
Series 2014-2 A 0.625% 7/15/22 ●	6,000,000	5,984,568
California Republic Auto Receivables Trust
Series 2013-2 A2 1.23% 3/15/19	1,677,611	1,682,407
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.225% 11/15/19 ●	14,085,000	14,020,927
Series 2007-A2 A2 0.255% 12/16/19 ●	5,000,000	4,981,345
Chase Issuance Trust
Series 2007-B1 B1 0.425% 4/15/19 ●	2,000,000	1,988,972
Series 2013-A6 A6 0.595% 7/15/20 ●	4,000,000	4,010,704
Series 2013-A9 A 0.595% 11/16/20 ●	8,900,000	8,923,095
Series 2014-A5 A5 0.545% 4/15/21 ●	1,100,000	1,100,000

16     NQ-022 [3/15] 5/15 (14505)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Chase Issuance Trust
Series 2014-A8 A 0.425% 11/15/18 ●	945,000	$945,236
Chesapeake Funding
Series 2012-2A A 144A 0.628% 5/7/24 #●	4,774,949	4,776,133
Series 2014-1A A 144A 0.595% 3/7/26 #●	12,000,000	11,991,372
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.594% 7/24/20 ●	800,000	801,947
Series 2013-A7 A7 0.605% 9/10/20 ●	3,100,000	3,109,021
Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	78,173	79,278
Dell Equipment Finance Trust
Series 2014-1 A3 144A 0.94% 6/22/20 #	770,000	769,794
Discover Card Execution Note Trust
Series 2013-A1 A1 0.475% 8/17/20 ●	9,300,000	9,289,751
Series 2013-A5 A5 1.04% 4/15/19	5,000,000	5,014,160
Series 2013-A6 A6 0.625% 4/15/21 ●	1,290,000	1,293,562
Series 2014-A1 A1 0.605% 7/15/21 ●	4,465,000	4,475,203
Series 2014-A3 A3 1.22% 10/15/19	1,175,000	1,179,250
Series 2015-A1 A1 0.525% 8/17/20 ●	4,000,000	4,002,320
Enterprise Fleet Financing
Series 2013-2 A2 144A 1.06% 3/20/19 #	2,505,626	2,509,349
Series 2014-1 A2 144A 0.87% 9/20/19 #	2,196,264	2,196,288
Ford Credit Floorplan Master Owner Trust A
Series 2013-1 A1 0.85% 1/15/18	4,000,000	4,005,428
Series 2013-1 A2 0.555% 1/15/18 ●	8,500,000	8,502,729
Series 2013-2 A 144A 2.09% 3/15/22 #	5,500,000	5,506,820
Series 2013-3 B 1.14% 6/15/17	480,000	480,663
Series 2014-1 A2 0.575% 2/15/19 ●	2,590,000	2,591,031
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.926% 4/22/19 ●	19,865,000	19,993,030
Series 2013-1 A 0.576% 4/20/18 ●	2,600,000	2,600,835
Series 2014-2 A 0.626% 10/20/19 ●	8,575,000	8,570,807
Series 2015-1 A 0.676% 1/20/20 ●	4,810,000	4,812,992
Golden Credit Card Trust
Series 2012-3A A 144A 0.625% 7/17/17 #●	17,580,000	17,591,075
Series 2012-5A A 144A 0.79% 9/15/17 #	1,050,000	1,050,800
Series 2013-2A A 144A 0.605% 9/15/18 #●	6,500,000	6,512,487
Series 2014-2A A 144A 0.625% 3/15/21 #●	535,000	535,182
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	2,985,000	2,981,919
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.575% 4/10/28 #●	8,000,000	7,990,104
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	262,350	263,006

NQ-022 [3/15] 5/15 (14505)     17

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	1,310,000	$1,311,169
Series 2015-A A3 144A 1.42% 9/17/18 #	6,200,000	6,215,736
Master Credit Card Trust II
Series 2012-2A A 144A 0.78% 4/21/17 #	3,500,000	3,502,041
MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35 #●	9,894	9,866
Motor
Series 2013-1A A1 144A 0.674% 2/25/21 #●	1,120,000	1,120,923
Navistar Financial Dealer Note Master Owner Trust II
Series 2014-1 A 144A 0.924% 10/25/19 #●	9,000,000	9,009,261
Navistar Financial Dealer Note Master Trust
Series 2013-2 A 144A 0.854% 9/25/18 #●	3,000,000	3,002,367
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A 1.92% 10/15/19 #	2,540,000	2,550,831
Nissan Auto Lease Trust
Series 2014-A A4 1.04% 10/15/19	1,360,000	1,361,201
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	2,675,000	2,672,288
Nissan Master Owner Trust Receivables
Series 2012-A A 0.645% 5/15/17 ●	5,000,000	5,001,375
Series 2013-A A 0.475% 2/15/18 ●	7,420,000	7,419,139
Penarth Master Issuer
Series 2015-1A A1 144A 0.563% 3/18/19 #●	10,000,000	10,000,000
PFS Financing
Series 2013-AA A 144A 0.725% 2/15/18 #●	9,300,000	9,299,916
Series 2014-AA A 144A 0.775% 2/15/19 #●	8,000,000	7,977,896
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	870,000	869,864
Series 2014-1 A 1.61% 11/15/20	1,010,000	1,012,936
Trade MAPS 1
Series 2013-1A A 144A 0.875% 12/10/18 #●	9,970,000	9,964,347
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.575% 10/15/15 #●	3,700,000	3,701,332
Volkswagen Auto Lease Trust
Series 2014-A A2B 0.386% 10/20/16 ●	4,927,357	4,924,874
Series 2015-A A3 1.25% 12/20/17	790,000	791,162
Wheels
Series 2014-1A A2 144A 0.84% 3/20/23 #	2,733,937	2,733,351
Total Non-Agency Asset-Backed Securities
(cost $386,145,634)		386,745,739

18     NQ-022 [3/15] 5/15 (14505)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations – 0.08%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ●	54,283	$53,444
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	66,885	68,910
Series 2005-6 7A1 5.50% 7/25/20	53,690	54,024
Bank of America Mortgage Securities
Series 2002-K 2A1 2.477% 10/20/32 ●	3,336	3,342
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.462% 5/19/27 #●	83,606	84,693
Springleaf Mortgage Loan Trust
Series 2012-1A A 144A 2.667% 9/25/57 #●	482,877	489,107
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-EE 3A1 2.497% 12/25/34 ●	14,944	15,048
Series 2006-AR5 2A1 2.691% 4/25/36 ●	186,323	174,863
Total Non-Agency Collateralized Mortgage Obligations (cost $878,545)		943,431

Senior Secured Loans – 0.57%«
Avast Software 1st Lien 4.75% 3/20/20	475,000	477,870
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	500,000	500,625
Borgata Tranche B 1st Lien 6.50% 8/15/18	500,000	503,625
Caesars Growth Partners Tranche B 1st Lien
6.25% 5/8/21	497,494	442,645
Hostess Brands 1st Lien 6.75% 3/20/20	991,244	1,012,469
iHeartCommunications Tranche D 6.928% 1/30/19	1,000,000	953,500
KIK Custom Products 1st Lien 5.50% 4/29/19	493,730	494,038
Mauser Holdings 2nd Lien 8.25% 7/31/22	1,000,000	980,000
Republic of Angola (Unsecured) 6.594% 12/16/23	510,000	504,900
Rite Aid 2nd Lien 5.75% 8/21/20	750,000	757,187
Total Senior Secured Loans (cost $6,692,462)		6,626,859

Sovereign Bonds – 0.53%Δ
Brazil – 0.04%
Banco Nacional de Desenvolvimento Economico e Social
144A 4.00% 4/14/19 #	500,000	496,250
		496,250
China – 0.22%
Export-Import Bank of China 144A 2.50% 7/31/19 #	2,500,000	2,536,185
		2,536,185
Gabon – 0.04%
Gabonese Republic 144A 8.20% 12/12/17 #	450,000	473,625
		473,625

NQ-022 [3/15] 5/15 (14505)     19

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Indonesia – 0.05%
Perusahaan Penerbit Indonesia III 144A 6.125% 3/15/19 #	500,000	$565,785
		565,785
Kenya – 0.04%
Kenya Government International Bond 144A
5.875% 6/24/19 #	500,000	515,875
		515,875
Pakistan – 0.04%
Pakistan Government International Bond 144A
7.25% 4/15/19 #	500,000	516,448
		516,448
Peru – 0.05%
Peruvian Government International Bond 7.125% 3/30/19	500,000	600,000
		600,000
Slovenia – 0.05%
Slovenia Government International Bond 144A
4.75% 5/10/18 #	500,000	536,930
		536,930
Total Sovereign Bonds (cost $6,228,825)		6,241,098

Supranational Bank – 0.04%
African Export-Import Bank 3.875% 6/4/18	500,000	496,180
Total Supranational Bank (cost $500,750)		496,180

U.S. Treasury Obligation – 0.61%
U.S. Treasury Note
2.00% 2/15/25 ∞	7,060,000	7,105,226
Total U.S. Treasury Obligation (cost $7,076,262)		7,105,226

	Number of
	Shares
Preferred Stock – 0.27%
Bank of America 6.10% ●	715,000	727,066
Bank of America 8.125% ●	1,000,000	1,083,750
Morgan Stanley 5.55% ●	1,365,000	1,382,063
Total Preferred Stock (cost $3,195,000)		3,192,879

	Principal amount°
Short-Term Investments – 1.33%
Discount Notes – 1.33%≠
Federal Home Loan Bank
0.057% 4/8/15	5,716,133	5,716,104

20     NQ-022 [3/15] 5/15 (14505)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.065% 4/20/15	3,947,329	$3,947,274
0.067% 4/6/15	5,893,139	5,893,116

Total Short-Term Investments (cost $15,556,347)		15,556,494

Total Value of Securities – 100.60%
(cost $1,167,130,008)		1,175,792,463
Liabilities Net of Receivables and Other Assets – (0.60%)		(6,979,653)
Net Assets – 100.00%		$1,168,812,810

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $340,144,410, which represents 29.10% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	100% of the income received was in the form of additional cash.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2015.

The following futures and swap contracts were outstanding at March 31, 2015:

Futures Contracts		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
580	U.S. Treasury 10 yr Notes	$73,885,922	$74,765,625	6/22/15	$879,703

NQ-022 [3/15] 5/15 (14505)     21

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

Swap Contracts
CDS Contracts1

	Swap		Annual		Unrealized
	Referenced		Protection	Termination	Appreciation
Counterparty	Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
BNP	ICE-CDX.NA.HY.23	47,040,000	5.00%	12/20/19	$(803,951)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BNP – Banque Paribas
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CLO – Collateralized Loan Obligation
DB – Deutsche Bank
EUR – European Monetary Unit
FHAVA – Federal Housing Administration & Veterans Administration
GE – General Electric
GNMA – Government National Mortgage Association
GPM – Graduated Payment Mortgage
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
ICE – IntercontinentalExchange, Inc.
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-in-kind bond
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
UBS – United Bank of Switzerland
yr – Year

22     NQ-022 [3/15] 5/15 (14505)

Notes
Delaware Limited-Term Diversified Income Fund	March 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Limited-Term Government Funds –Delaware Limited-Term Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

NQ-022 [3/15] 5/15 (14505)     23

(Unaudited)

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

24     NQ-022 [3/15] 5/15 (14505)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities	$—	$486,448,053	$—	$486,448,053
Corporate Debt	—	639,712,390	—	639,712,390
Foreign Debt	—	6,737,278	—	6,737,278
Senior Secured Loans[1]	—	6,121,959	504,900	6,626,859
Municipal Bonds	—	10,413,284	—	10,413,284
Preferred Stock	—	3,192,879	—	3,192,879
Short-Term Investments	—	15,556,494	—	15,556,494
U.S. Treasury Obligations	—	7,105,226	—	7,105,226
Total	$—	$1,175,287,563	$504,900	$1,175,792,463
Futures Contracts	$879,703	$—	$—	$879,703
Swap Contracts	—	(803,951)	—	(803,951)

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Senior Secured Loans	92.38%	7.62%	100.00%

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-022 [3/15] 5/15 (14505)     25

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: